Inventories, net (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule Of Inventories Net
Inventories, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Products	8,306,899	7,096,118
Others	23,387	33,141

Inventories	8,330,286	7,129,259
Inventory write-down	(1,465,178)	(1,613,379)

Total	6,865,108	5,515,880

Schedule Of Movement Of Inventory Write Down
The movement of inventory write-down during the years are as follow:

	As of December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	(1,428,531)	(1,465,178)
Charged to cost of sales during the year	(35,346)	(130,660)
Exchange realignment	(1,301)	(17,541)

Balance at end of the year	(1,465,178)	(1,613,379)